Class AAA Shares | THE GABELLI SMALL CAP GROWTH FUND
GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Investment Objective
The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Small Cap Growth Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Small Cap Growth Fund.
Shareholder Fees: (fees paid directly from your investment):
Shareholder Fees (USD $)	Class AAA Shares THE GABELLI SMALL CAP GROWTH FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Class AAA Shares THE GABELLI SMALL CAP GROWTH FUND
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.41%

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares THE GABELLI SMALL CAP GROWTH FUND	144	446	771	1,691

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small companies for the Small Cap Growth Fund as those with total common stock market values of $2 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:
  New products or technologies
  New distribution methods
  Rapid changes in industry conditions due to regulatory or other developments
  Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.

You May Want to Invest in the Small Cap Growth Fund if:
  you are a long-term investor
  you seek capital appreciation
  you believe that the market will favor small capitalization stocks over the long term

Principal Risks
An investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them.

Investing in the Small Cap Growth Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Value Investing Risk.    The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.
  Small Capitalization Company Risk.    Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our portfolio managers to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s Class AAA Shares performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for the one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.
SMALL CAP GROWTH FUND (Total Returns for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 20.59% (quarter ended June 30, 2009) and the lowest return for a quarter was (21.87)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Class AAA Shares THE GABELLI SMALL CAP GROWTH FUND	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes	The Gabelli Small Cap Growth Fund Class AAA Shares	Return Before Taxes		20.07%	5.45%	11.44%
Return After Taxes on Distributions	The Gabelli Small Cap Growth Fund Class AAA Shares	Return After Taxes on Distributions		19.53%	5.05%	10.84%
Return After Taxes on Distributions and Sale of Fund Shares	The Gabelli Small Cap Growth Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		13.73%	4.58%	10.09%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)		Russell 2000 Index	(reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).